Effect of the revision on the Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2023 - CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE (LOSS)/INCOME (Details) - USD ($)
$ / shares in Units, $ in Thousands
		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cost of sales	[1]	$ (201,745)	$ (358,883)	$ (662,745)	$ (962,628)
Operating income		125,787	13,627	266,863	356,394
Finance costs	[1]	(350,825)	(271,595)	(2,163,157)	(1,816,864)
Profit/(loss) before income tax	[1]	(199,306)	(252,145)	(1,846,598)	(1,442,237)
Loss for the period	[1]	(205,703)	(268,804)	(1,887,267)	(1,531,355)	[2]
Loss attributable to:
Owners of the Company	[1]	(204,143)	(266,830)	(1,878,540)	(1,523,021)
Loss for the period	[1]	$ (205,703)	$ (268,804)	$ (1,887,267)	$ (1,531,355)	[2]
Loss per share - basic	[1]	$ (0.61)	$ (0.80)	$ (5.64)	$ (4.57)
Loss per share - diluted	[1]	$ (0.61)	$ (0.80)	$ (5.64)	$ (4.57)
Other comprehensive income:
Exchange differences on translation of foreign operations	[1]	$ 227,539	$ 5,346	$ 1,264,063	$ 634,802
Other comprehensive income for the period, net of taxes	[1]	227,539	5,346	1,264,063	634,802	[2]
Total comprehensive (loss)/income	[1]	21,836	(263,458)	(623,204)	(896,553)	[2]
Total comprehensive income/(loss) attributable to:
Owners of the Company	[1]	18,051	(254,269)	(592,175)	(896,612)
Total comprehensive (loss)/income	[1]	$ 21,836	(263,458)	$ (623,204)	(896,553)	[2]
As previously reported
Cost of sales			(365,032)		(949,774)
Operating income			7,478		369,248
Finance costs			(261,993)		(1,804,222)
Profit/(loss) before income tax			(248,692)		(1,416,741)
Loss for the period			(265,351)		(1,505,859)
Loss attributable to:
Owners of the Company			(263,377)		(1,497,525)
Loss for the period			$ (265,351)		$ (1,505,859)
Loss per share - basic			$ (0.79)		$ (4.49)
Loss per share - diluted			$ (0.79)		$ (4.49)
Other comprehensive income:
Exchange differences on translation of foreign operations			$ 4,789		$ 629,755
Other comprehensive income for the period, net of taxes			4,789		629,755
Total comprehensive (loss)/income			(260,562)		(876,104)
Total comprehensive income/(loss) attributable to:
Owners of the Company			(251,373)		(876,163)
Total comprehensive (loss)/income			(260,562)		(876,104)
Adjustments
Cost of sales			6,149		(12,854)
Operating income			6,149		(12,854)
Finance costs			(9,602)		(12,642)
Profit/(loss) before income tax			(3,453)		(25,496)
Loss for the period			(3,453)		(25,496)
Loss attributable to:
Owners of the Company			(3,453)		(25,496)
Loss for the period			$ (3,453)		$ (25,496)
Loss per share - basic			$ (0.01)		$ (0.08)
Loss per share - diluted			$ (0.01)		$ (0.08)
Other comprehensive income:
Exchange differences on translation of foreign operations			$ 557		$ 5,047
Other comprehensive income for the period, net of taxes			557		5,047
Total comprehensive (loss)/income			(2,896)		(20,449)
Total comprehensive income/(loss) attributable to:
Owners of the Company			(2,896)		(20,449)
Total comprehensive (loss)/income			$ (2,896)		$ (20,449)

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).